CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended				8 Months Ended	9 Months Ended
	Jan. 11, 2022	Nov. 08, 2021	Jul. 08, 2021	Sep. 13, 2020	Jan. 19, 2022	Dec. 21, 2021	Nov. 29, 2021	Aug. 31, 2021	May 27, 2021	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Sep. 13, 2020	Jan. 31, 2022	Jan. 27, 2022	Nov. 17, 2021	Aug. 26, 2021	Apr. 14, 2021
Debt Instrument [Line Items]
Stock shares issued during period										$ 612,000	$ 1,375,470	$ 1,231,000	$ 474,300
Leonite Capital [Member]
Debt Instrument [Line Items]
Convertible notes payable				$ 250,000										$ 250,000
Debt instrument interest rate stated percentage				10.00%										10.00%
Debt instrument maturity date														Mar. 13, 2021
Debt Instrument, Face Amount				$ 290,000										$ 290,000
Stock shares issued during period				$ 1,500,000
Maturity interest rate				110.00%										110.00%
Conversion price				$ 0.015										$ 0.015
G S Capital [Member]
Debt Instrument [Line Items]
Convertible notes payable									$ 230,000
Debt instrument interest rate stated percentage									8.00%
Debt instrument maturity date									May 27, 2022
Convertible amount					$ 20,000
Convertible interest amount					$ 1,012
Notes payable										210,000					$ 210,000
Quick Capital L L C 1 [Member]
Debt Instrument [Line Items]
Convertible notes payable																			$ 325,000
Debt instrument interest rate stated percentage																			10.00%
Conversion price																			$ 0.001
Convertible amount																$ 17,400	$ 18,000
Notes payable										239,600					239,600
Convertible amount repaid			$ 50,000
Quick Capital L L C 2 [Member]
Debt Instrument [Line Items]
Convertible notes payable																		$ 50,000
Debt instrument interest rate stated percentage																		10.00%
Stock shares issued during period								$ 50,000
Maturity interest rate																		110.00%
Notes payable										50,000					50,000
Stock Issued During Period, Shares, New Issues								10,000,000
Sixth Street Lending [Member]
Debt Instrument [Line Items]
Convertible notes payable	$ 53,750.00	$ 83,750.00				$ 53,750.00	$ 58,750.00
Debt instrument interest rate stated percentage	8.00%					8.00%	8.00%
Debt instrument maturity date						Jun. 21, 2022	May 28, 2022
Conversion price	$ 0.04	$ 0.04				$ 0.04	$ 0.04
Notes payable						$ 53,750				$ 83,750.00					$ 83,750.00
Variable conversion price															65.00%
Sixth Street [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Jul. 11, 2022	May 08, 2022